Consolidated Balance Sheets - EUR (€) € in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		€ 2,458,717	€ 2,419,487
Short-term investments		950,000	334,864
Accounts receivable, net		803,696	1,052,504
Finance receivables, net		280,523	196,087
Current tax assets		19,080	43,876
Inventories, net		2,573,730	2,549,837
Deferred tax assets		133,131	159,460
Other assets		488,824	390,091
Total current assets		7,707,701	7,146,206
Finance receivables, net		124,036	55,261
Deferred tax assets		29,012	28,760
Other assets		450,882	444,820
Goodwill		2,624,552	2,357,536
Other intangible assets, net		738,170	723,839
Property, plant and equipment, net		1,620,678	1,447,523
Total non-current assets		5,587,330	5,057,739
Total assets		13,295,031	12,203,945
Liabilities and shareholders’ equity
Accounts payable		418,894	496,236
Accrued and other liabilities		2,675,593	2,347,799
Current tax liabilities		3,654	36,293
Current portion of long-term debt		4,211	4,261
Provisions		2,441	2,354
Deferred and other tax liabilities		2,379	1,928
Total current liabilities		3,107,172	2,888,871
Long-term debt		1,125,474	1,149,876
Deferred and other tax liabilities		256,740	237,315
Provisions		2,445	3,638
Accrued and other liabilities	[1]	414,369	411,655
Total non-current liabilities		1,799,028	1,802,484
Total liabilities		4,906,200	4,691,355
Commitments and contingencies		0	0
Cumulative Preference Shares; EUR 0.09 nominal value;		0	0
Issued and outstanding shares		38,786	39,426
Share premium		3,070,332	3,002,050
Treasury shares at cost		(476,922)	(389,443)
Retained earnings		5,284,315	4,648,541
Accumulated other comprehensive income		472,320	212,016
Total shareholders’ equity		8,388,831	7,512,590
Total liabilities and shareholders’ equity		13,295,031	12,203,945
Common Class B [Member]
Liabilities and shareholders’ equity
Issued and outstanding shares		€ 0	€ 0

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenues with respect to services.